Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Long-term incentive awards are generally made on an annual basis, or at the time of a special event (such as upon hiring or promotion). We expect to grant equity awards in connection with our annual review cycle. Because the compensation committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. On February 13, 2025, the compensation committee approved option grants for our named executive officers with a grant date of March 1, 2025. We attempt to make equity awards during periods when we do not have material non-public information (MNPI) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.

During 2025, no stock option grants were made to any of our named executive officers during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

Risks Related to Compensation Policies and Practices

When determining our compensation policies and practices, the compensation committee considers various matters relevant to the development of a reasonable and prudent compensation program, including whether the policies and practices are reasonably likely to have a material adverse effect on us. We believe that the mix and design of our executive compensation plans and policies do not encourage management to assume excessive risks and are not reasonably likely to have a material adverse effect on us.

EQUITY COMPENSATION PLAN INFORMATION

The following table provides information as of December 31, 2025 with respect to shares of our common stock that may be issued under our existing equity compensation plans.

	Number of Shares to be Issued upon Exercise of Outstanding Options, Warrants and Rights (#)(1)	Weighted Average Exercise Price of Outstanding Options, Warrants and Rights ($)	Number of Securities Remaining Available for Future Issuance Under Equity Compensation Plans (Excluding Securities Reflected in Column (a)) (#)(2)
Equity Compensation plans approved by security holders	6,069,931	$6.12	2,806,358
Equity Compensation plans not approved by security holders(3)	328,462	$4.09	613,976
Total	6,398,393	$6.01	3,420,334

(1) Consists of 6,176,141 shares issuable pursuant to outstanding stock options and 222,252 unvested RSUs under the 2019 Stock Incentive Plan, 2022 Stock Incentive Plan and 2023 Inducement Plan.

(2) Includes 971,743 shares available for issuance under our Employee Stock Purchase Plan.

(3) In June 2023, the Board adopted the 2023 Inducement Plan to facilitate the granting of equity awards as a material inducement to new employees joining the Company. In April 2025, the Board amended the Inducement Plan to reserve an additional 500,000 authorized and unissued shares of common stock. The only persons eligible to receive awards under the Inducement Plan are individuals who are new employees and satisfy the standards for inducement grants under Nasdaq Listing Rule 5635(c)(4) or 5635(c)(3), as applicable.

Award Timing Method	We expect to grant equity awards in connection with our annual review cycle. Because the compensation committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. On February 13, 2025, the compensation committee approved option grants for our named executive officers with a grant date of March 1, 2025. We attempt to make equity awards during periods when we do not have material non-public information (MNPI) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We attempt to make equity awards during periods when we do not have material non-public information (MNPI) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false